Deferred Charges, Net	6 Months Ended
Jun. 30, 2020
Deferred Charges Net Abstract
Deferred Charges, Net
6.	Deferred Charges, net:

The movement in Deferred charges, net, in the accompanying consolidated balance sheets are as follows:

Dry docking costs
Balance, January 1, 2020	$779
Amortization of special survey costs	(97)
Additions	155
Balance, June 30, 2020	$837

Additions consist of advances for the scheduled special surveys of Pyxis Epsilon, Northsea Alpha and Northsea Beta of $138, $9 and $8, respectively.

The amortization of the special survey costs is separately reflected in the accompanying unaudited interim consolidated statements of comprehensive loss.